Share-based Compensation	6 Months Ended
Jun. 30, 2018
Share-based Compensation
Share-based Compensation

15. Share-based Compensation

        The terms of the 2015 Plan and the assumptions for the valuation of RCUs and PCUs have been disclosed in Note 19 "Share-Based Compensation" in the annual audited consolidated financial statements for the year ended December 31, 2017.

        On April 2, 2018, the Partnership granted to its executives 24,608 RCUs and 24,608 PCUs in accordance with its 2015 Plan. The RCUs and PCUs will vest on April 2, 2021. The holders are entitled to cash distributions that will be accrued and settled on vesting.

Awards	Number	Grant date	Fair value at grant date
RCUs	24,608	April 2, 2018	$23.40
PCUs	24,608	April 2, 2018	$23.40

        In accordance with the terms of the 2015 Plan, the awards will be settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the 2015 Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

        The fair value of the RCUs and PCUs in accordance with the Plan was determined by using the grant date closing price of $23.40 per common unit and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs during the period

        The summary of RCUs and PCUs is presented below:

	Number of awards	Weighted average contractual life	Aggregate fair value
RCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the period	24,608	—	576
Vested during the period	(16,999)	—	(410)

Outstanding as of June 30, 2018	75,084	1.75	1,595

PCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the period	24,608	—	576
Vested during the period	(16,999)	—	(410)

Outstanding as of June 30, 2018	75,084	1.75	1,595

        On April 3, 2018, 16,999 RCUs and 16,999 PCUs vested under the Partnership's 2015 Plan. The total expense recognized in respect of equity-settled employee benefits for the three and six months ended June 30, 2018 was $263 and $498, respectively (for the three and six months ended June 30, 2017: $236 and $371, respectively). The total accrued cash distribution as of June 30, 2018 is $381 (December 31, 2017: $428).